Financial Liabilities - Schedule of Assumptions of Warrants Valuation (Detail) - Tranche A Warrants [Member]	6 Months Ended
Jun. 30, 2023 € / shares shares
Disclosure of offsetting of financial liabilities [line items]
Grant Date	Apr. 17, 2023 [1]
Expiration Date	Apr. 17, 2043
Number of options granted	2,779,188
Share entitlement per option	1
Exercise price (in euros per option) | € / shares	€ 1.92
Valuation method	Longstaff Schwartz

[1]	The grant date retained is the disbursement date of the Tranche A as this is the issuance date defined in the contract.